Financial Results by Quarter (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2013
Financial Results by Quarter (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

Fiscal 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$2,287.1	$2,324.9	$2,448.3	$2,485.1
Gross profit	409.5	385.2	496.7	555.1
Restructuring and other costs, net	16.1	12.4	23.5	26.0
Loss on extinguishment of debt	(0.2)	(0.1)	—	—
Income before income taxes	141.7	109.1	203.1	256.8
Consolidated net income	86.9	325.6	141.7	178.3
Net income attributable to Rock-Tenn Company shareholders	86.0	324.7	140.1	176.5
Basic earnings per share attributable to Rock-Tenn Company shareholders	1.20	4.51	1.94	2.45
Diluted earnings per share attributable to Rock-Tenn Company shareholders	1.18	4.45	1.91	2.40

Fiscal 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$2,267.7	$2,282.9	$2,303.2	$2,353.8
Gross profit	392.2	360.8	359.8	419.9
Restructuring and other costs, net	10.3	28.1	13.7	23.1
Loss on extinguishment of debt	—	(19.5)	(0.1)	(6.3)
Income before income taxes	124.4	53.3	90.6	120.8
Consolidated net income	76.8	32.7	59.3	83.4
Net income attributable to Rock-Tenn Company shareholders	76.7	31.9	58.2	82.3
Basic earnings per share attributable to Rock-Tenn Company shareholders	1.08	0.45	0.82	1.15
Diluted earnings per share attributable to Rock-Tenn Company shareholders	1.06	0.44	0.81	1.14